INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories are stated at the lower of cost (determined using the weighted average cost) or market value and are composed of the following at:

	December 31,
	2014	2013

Raw materials	$620,097	$560,507
Work-in-process	546,066	455,335
Finished goods	3,998,979	5,665,968
	$5,165,142	$6,681,810